Condensed Consolidated Statements of Operations and Comprehensive Income (Parentheticals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation	$ 4,671	$ 28,739	$ 241
Selling General and Administrative Expense [Member]
Share-based Compensation	$ 4,508	$ 28,739	$ 241